Long-Term Debt, $5.0 Million Convertible Debentures (Details)		1 Months Ended	4 Months Ended		6 Months Ended
	Jan. 27, 2020 USD ($) $ / shares	Feb. 19, 2020 USD ($) Debenture	Jun. 08, 2020 USD ($) shares	Jun. 08, 2020 USD ($) shares	Jun. 30, 2020 USD ($) d	Jun. 30, 2019 USD ($)	Feb. 10, 2020 USD ($)
Long-Term Debt [Abstract]
Converted amount of debt					$ 5,057,773	$ 0
$5.0 Million Convertible Debentures [Member]
Long-Term Debt [Abstract]
Number of unsecured convertible debentures issued and sold | Debenture		3
Face amount	$ 2,000,000	$ 1,500,000	$ 5,000,000	$ 5,000,000	$ 5,000,000		$ 1,500,000
Maturity period					12 months
Interest rate	6.00%
Conversion price (in dollars per share) | $ / shares	$ 2.25
Percentage of common stock price paid if redemption price is paid in common shares	90.00%
Number of trading days | d					10
Converted amount of debt			$ 5,057,773
Shares issued upon conversion of debt (in shares) | shares			8,042,078	8,042,078
Aggregate amount of BCF					$ 532,437